Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2021
Entity Registrant Name	dei_EntityRegistrantName	Advisors Preferred Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001556505
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	apt
Document Creation Date	dei_DocumentCreationDate	May 01, 2022
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2022
Prospectus Date	rr_ProspectusDate	May 01, 2022
Kensington Managed Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	KENSINGTON MANAGED INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Kensington Managed Income Fund (the “Fund”) seeks income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 14 in this Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal period ended December 31, 2021, the Fund’s portfolio turnover rate was 220% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	220.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights, when issued, because the financial statements include only the direct operating expenses incurred by the Fund and does not include the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Adviser delegates execution of the Fund’s investment strategy to Kensington Asset Management LLC (previously known as Kensington Analytics, LLC) (the “Sub-Adviser”). The Sub-Adviser seeks to achieve the Fund’s investment objective by investing primarily in mutual funds that invest in income-producing securities. The Fund defines income-producing securities as interest-paying: bills, notes, bonds, debentures, bank loans, loan participations, syndicated loan assignments and other evidence of indebtedness. The Fund invests without restriction as to issuer credit quality, country (including emerging markets), capitalization, or security maturity or currency. Typically, the Fund invests the majority of its assets in high-yield securities, which are debt instruments rated lower than Baa3 by Moody’s Investor Services, Inc. (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group. Inc. (“S&P”), or, if unrated, determined by the adviser to be of similar credit quality. High-yield securities are also known as “junk bonds.” The Fund may invest in junk bonds that are in default, subject to bankruptcy or reorganization.

The Sub-Adviser does not select individual securities as a principal strategy, but rather employs a fund-of-funds approach that achieves exposure to income-producing securities through mutual funds. The Sub-Adviser selects mutual funds based on performance, relative fees, management experience and underlying portfolio composition and strategy. Mutual funds may employ leverage. The Fund is non-diversified, which means it may invest a high percentage of its assets in a limited number of securities.

The Sub-Adviser’s strategy is principally driven by a proprietary “Managed Income Model” that evaluates the changes of the following daily inputs:

●	NAVs of U.S. High-Yield Bond Funds

●	Prices of Long-Term US Treasury Bonds

●	Level of the NASDAQ Composite Index

●	Level of the Value Line Geometric Composite Index

●	The Daily Number of NYSE Companies with Advancing versus Declining Stock Prices

Outputs from the Managed Income Model are evaluated at the end of each trading day and generate a buy or sell signal that identifies the overall directional bias of the Fund’s portfolio. Using the Managed Income Model signals, the Sub-Adviser will tactically shift the Fund’s mutual funds holdings and asset allocations accordingly. The NASDAQ Composite Index is a market capitalization-weighted index of approximately 3,000 common equities listed on the NASDAQ stock exchange. The Value Line Geometric Composite Index is composed of the returns of the companies included in the Value Line Investment Survey® with returns calculated geometrically over time rather than by using a simple average. The survey is generally representative of equity securities traded on US stock exchanges. It identifies approximately 1,700 companies accounting for approximately 90% of the market capitalization of all stocks traded on the US stock exchanges. Generally, when the Sub-Adviser believes high-yield market conditions are favorable, the Fund invests in longer maturity and lower quality high-yield securities. When the Sub-Adviser believes high-yield market conditions are less favorable, the Fund invests in shorter maturity and better quality high-yield securities and money market instruments. The Sub-Adviser may engage in frequent trading to achieve the Fund’s investment objective, which may result in turnover in excess of 100%.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s Net Asset Value and performance. The following risks apply to the Fund directly and indirectly through the Fund’s investment in mutual funds.

●	Junk Bond Risk: Lower-quality fixed income securities, known as “high-yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative. Defaulted securities or those subject to a reorganization proceeding may become worthless and are illiquid.

●	Bond Risk: Typically, a rise in interest rates causes a decline in the value of bonds. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, interest rate risk may be heightened. The credit quality of securities may be lowered if an issuer’s financial condition deteriorates, and issuers may default on their interest and or principal payments. Bonds may become illiquid.

●	Emerging Market Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.
●	Foreign Investment Risk: Foreign investments may be riskier than U.S. investments for many reasons, such as changes in currency exchange rates and unstable political, social, and economic conditions.

●	Loans Risk: The market for loans, including bank loans, loan participations, and syndicated loan assignments may not be highly liquid, and the holder may have difficulty selling them. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower. Bank loans settle on a delayed basis, potentially leading to the sale proceeds of such loans not being available for a substantial period of time after the sale of the bank loans.

●	Management Risk: The Sub-Adviser’s reliance on its Managed Income Model, its strategies and judgments about the attractiveness, value and potential appreciation of particular assets may prove to be incorrect and may not produce the desired results.

●	Market Risk: Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

●	Mutual Fund Risk: Investments in mutual funds involve duplication of investment advisory fees and certain other expenses. Each mutual fund is subject to specific risks, depending on the nature of its investment strategy. The manager of a mutual fund may not be successful in implementing its strategy.

●	Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund also invests in mutual funds that are non-diversified. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

●	Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs. The Fund’s portfolio turnover rate is expected to be above 100% annually.

Is the Fund Right for You?

The Fund is intended for investors who want income and can tolerate net asset value (“NAV”) fluctuations associated with the high-yield market.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund also invests in mutual funds that are non-diversified. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Institutional Class shares for each full calendar year since the Fund’s inception. The performance table compares the performance of each of the Fund’s share classes over time to the performance of a broad-based market index, and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Class A and Class C shares have similar annual returns to Institutional Class shares because the classes are invested in the same portfolio of securities, however, the returns for Class A and Class C shares are lower than Institutional Class shares because Class A and Class C shares have higher expenses and Class A shares are subject to a load. Shareholder reports containing financial and performance information for the Fund will be made available to shareholders semi-annually. Updated performance information and daily NAV per share is available at no cost by calling toll-free 1-855-375-3060.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Institutional Class shares for each full calendar year since the Fund’s inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-375-3060
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Kensington Managed Income Fund Institutional Class Performance Bar Chart For Calendar Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	4.52%	December 31, 2020
Worst Quarter	(2.76%)	March 31, 2020

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.76%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2021)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are only shown for Institutional Class Shares. After tax returns for other classes of shares will vary.
Kensington Managed Income Fund | ICE BofAML US High Yield Master II Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.36%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	6.97%	[1],[2]
Kensington Managed Income Fund | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.54%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	3.68%	[2],[3]
Kensington Managed Income Fund | Kensington Managed Income Fund Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KAMAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[4]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.16%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.13%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.13%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	681
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,110
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,565
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,820
Label	rr_AverageAnnualReturnLabel	Return before taxes (with load)
1 Year	rr_AverageAnnualReturnYear01	(3.77%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.63%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2019
Kensington Managed Income Fund | Kensington Managed Income Fund Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KAMIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[4]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.16%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.88%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 191
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	591
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,016
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,201
Annual Return 2020	rr_AnnualReturn2020	8.13%
Annual Return 2021	rr_AnnualReturn2021	1.29%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	1.29%
Since Inception	rr_AverageAnnualReturnSinceInception	4.85%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2019
Kensington Managed Income Fund | Kensington Managed Income Fund Institutional Class Shares | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.02%)	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	3.80%	[2],[7]
Kensington Managed Income Fund | Kensington Managed Income Fund Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.82%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	3.29%	[2],[7]
Kensington Managed Income Fund | Kensington Managed Income Fund Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KAMCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.16%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.88%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 291
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	892
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,518
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,204
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	0.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 27, 2019
Kensington Dynamic Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	KENSINGTON DYNAMIC GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Kensington Dynamic Growth Seeks capital gains.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 14 in this Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal period ended December 31, 2021, the Fund’s portfolio turnover rate was 786% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	786.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights, when issued, because the financial statements include only the direct operating expenses incurred by the Fund and does not include the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Adviser delegates execution of the Fund’s investment strategy to Kensington Asset Management, LLC (the “Sub-Adviser”). The Sub-Adviser seeks to achieve the Fund’s investment objective by investing primarily in domestic equity-index exchange traded funds (“ETFs”), domestic equity-index mutual funds, and U.S. Treasury debt. The Fund invests without restriction as to equity issuer capitalization. The Fund invests in U.S. Treasury debt of any maturity. The Fund invests in equity securities indirectly through ETFs and mutual funds. The Sub-Adviser selects ETFs and mutual funds based on performance, relative fees, management experience and underlying portfolio composition and strategy. The Fund is non-diversified, which means it may invest a high percentage of its assets in a limited number of securities.

The Sub-Adviser’s strategy is principally driven by a proprietary “Dynamic Growth Model” that is designed to tactically alternate between a “risk-on” state in response to advancing equity markets and a “risk-off” state during times of market weakness. When switching risk states, the Fund’s entire portfolio is reallocated. The strategy relies upon a proprietary quantitative decision model that generates signals to purchase equity index ETFs and/or mutual funds when in bullish risk-on mode, and U.S. Treasury securities when in bearish risk-off mode. The Sub-Adviser selects holdings for the Fund’s portfolio when in risk-on mode with the aim of diversifying across equity indices. The model is calculated on the last trading day of each week, using only the weekly high, low, close, and open prices of the Nasdaq Composite Index.

The model is built upon a core of trend-following logic that generates signals on a weekly basis. To avoid generating false signals directing a change to-or-from a risk-on or risk-off state, the model also employs noise-filtering. This noise-filtering enhancement is intended to dampen the distorting impact of short-term price aberrations that are characteristic of today’s volatile markets. This noise filter operates by causing the model to disregard relatively large short-term changes in inputs that are not indicative of a longer-term trend.

The Sub-Adviser engages in frequent trading to achieve the Fund’s investment objective, which will result in turnover in excess of 100%.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s Net Asset Value and performance. The following risks apply to the Fund directly and indirectly through the Fund’s investment in ETFs and mutual funds.

●	Management Risk: The Sub-Adviser’s reliance on its Dynamic Growth Model, its strategies and judgments about the attractiveness, value and potential appreciation of particular assets may prove to be incorrect and may not produce the desired results. Equity Risk: The NAV of the Fund will fluctuate based on changes in the value of the equity securities (common and preferred stocks) in which it invests. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. Preferred stocks typically decline in value when interest rates rise. Preferred stocks are also subject to credit risk because of the possibility that an issuer fail to make its preferred stock dividend payments.

●	ETF Risk: ETFs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. ETFs are also subject to brokerage and/or other trading costs, which could result in greater expenses to the Fund. Because the value of ETF shares depends on the demand in the market, the Sub-Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, adversely affecting performance.

●	Interest Rate Risk: Typically, a rise in interest rates causes a decline in the value of bonds. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, interest rate risk may be heightened.

●	Market Risk: Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets. Additionally, unexpected local, regional, or global events, such as war; acts of terrorism; financial, political, or social disruptions; natural, environmental, or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions, and the market in general, in ways that cannot necessarily be foreseen.

●	Mutual Fund Risk: Investments in mutual funds involve duplication of investment advisory fees and certain other expenses. Each mutual fund is subject to specific risks, depending on the nature of its investment strategy. The manager of a mutual fund may not be successful in implementing its strategy.
●	Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund also invests in ETFs and mutual funds that are non-diversified. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

●	Small- and Mid-Capitalization Companies Risk: Investing in the securities of small-capitalization and mid-capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more-established companies. Investments in mid-cap companies involve less risk than investing in small-cap companies. Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity. Mid-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.

●	Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs. The Fund’s portfolio turnover rate is expected to be above 100% annually.

Is the Fund Right for You?

The Fund is intended for investors who want capital gains and can tolerate net asset value (“NAV”) fluctuations associated with the equity market.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund also invests in ETFs and mutual funds that are non-diversified. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Institutional Class shares for each full calendar year since the Fund’s inception. The performance table compares the performance of each of the Fund’s share classes over time to the performance of a broad-based market index, and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Class A and Class C shares have similar annual returns to Institutional Class shares because the classes are invested in the same portfolio of securities, however, the returns for Class A and Class C shares are lower than Institutional Class shares because Class A and Class C shares have higher expenses and Class A shares are subject to a load. Shareholder reports containing financial and performance information for the Fund will be made available to shareholders semi-annually. Updated performance information and daily NAV per share is available at no cost by calling toll-free 1-855-375-3060.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Institutional Class shares for each full calendar year since the Fund’s inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-375-3060
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Kensington Dynamic Growth Fund Institutional Class Performance Bar Chart For Calendar Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	7.55%	June 30, 2021
Worst Quarter	2.42%	December 31, 2021

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	2.42%
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2021)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are only shown for Institutional Class Shares. After tax returns for other classes of shares will vary.
Kensington Dynamic Growth Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.71%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	32.67%	[8],[9]
Kensington Dynamic Growth Fund | Kensington Dynamic Growth Fund Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KAGAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[10]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%	[11]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%	[12]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.83%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	652
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,023
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,418
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,521
Label	rr_AverageAnnualReturnLabel	Return before taxes (with load)
1 Year	rr_AverageAnnualReturnYear01	14.80%
Since Inception	rr_AverageAnnualReturnSinceInception	13.53%	[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 23, 2020
Kensington Dynamic Growth Fund | Kensington Dynamic Growth Fund Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KAGIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[10]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%	[11]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%	[12]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 161
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	499
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	860
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,878
Annual Return 2021	rr_AnnualReturn2021	20.76%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	20.76%
Since Inception	rr_AverageAnnualReturnSinceInception	18.64%	[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 23, 2020
Kensington Dynamic Growth Fund | Kensington Dynamic Growth Fund Institutional Class Shares | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.14%	[13]
Since Inception	rr_AverageAnnualReturnSinceInception	15.49%	[9],[13]
Kensington Dynamic Growth Fund | Kensington Dynamic Growth Fund Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.34%	[13]
Since Inception	rr_AverageAnnualReturnSinceInception	12.95%	[9],[13]
Kensington Dynamic Growth Fund | Kensington Dynamic Growth Fund Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KAGCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[10]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%	[11]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%	[12]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 260
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	799
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,365
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,905
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	19.57%
Since Inception	rr_AverageAnnualReturnSinceInception	17.58%	[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 23, 2020

[1]	The ICE BofAML US High Yield Master II Index measures the performance of below investment grade $US-denominated corporate bonds publicly issued in the US market. The index is unmanaged; includes net reinvested dividends; does not reflect fees or expenses; and is not available for direct investment. Investors cannot invest directly in an index.
[2]	The inception date of investment operations for the Fund’s Institutional and Class A Shares is May 31, 2019.
[3]	The Bloomberg US Aggregate Bond Index is an unmanaged index comprised of U.S. Investment grade bond market securities, including government agency, corporate and mortgage-backed securities. Index returns assume reinvestment of dividends.
[4]	The Fund’s distributor may advance to, or reimburse, the Fund 1.00% of the purchase price in connection with 12b-1 fees advanced to authorized broker-dealers on purchases of Class C shares. However, when the distributor makes such a payment, the respective Class C shares are subject to a 1.00% contingent deferred sales charge (“CDSC”) payable to the distributor on shares redeemed prior to the first 12 months after their purchase. Shareholders will be notified at the time of purchase if the shares purchased are subject to this CDSC.
[5]	For Class A shares, other expenses may include shareholder service expenses that may include sub-transfer agent and sub-custodian fees.
[6]	Acquired Fund Fees and Expenses are indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights, when issued, because the financial statements include only the direct operating expenses incurred by the Fund and does not include the indirect costs of investing in other investment companies.
[7]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures when a capital loss occurs upon redemption of Fund shares and provides an assumed tax benefit for the investor. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are only shown for Institutional Class Shares. After tax returns for other classes of shares will vary.
[8]	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.
[9]	The inception date of investment operations for the Fund’s Institutional, Class A and Class C Shares is October 23, 2020.
[10]	The Fund’s distributor may advance to, or reimburse, the Fund 1.00% of the purchase price in connection with 12b-1 fees advanced to authorized broker-dealers on purchases of Class C shares. However, when the distributor makes such a payment, the respective Class C shares are subject to a 1.00% contingent deferred sales charge (“CDSC”) payable to the distributor on shares redeemed prior to the first 12 months after their purchase. Shareholders will be notified at the time of purchase if the shares purchased are subject to this CDSC.
[11]	For Class A shares, Other Expenses may include shareholder service expenses that may include sub-transfer agent and sub-custodian fees.
[12]	Acquired Fund Fees and Expenses, which are estimated for the current fiscal year, are indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights, when issued, because the financial statements include only the direct operating expenses incurred by the Fund and does not include the indirect costs of investing in other investment companies.
[13]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are only shown for Institutional Class Shares. After tax returns for other classes of shares will vary.